Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management and impairment of financial assets
Trade and other payables	£ 16,515	£ 46,202
Lease liabilities	2,109	1,942
Convertible senior secured notes	92,450	112,799
Total financial obligations	111,074	160,943	£ 9,982
Within 1 year
Financial risk management and impairment of financial assets
Trade and other payables	9,785	40,227
Lease liabilities	426	362
Total financial obligations	10,211	40,589	8,885
Between 2 and 5 years
Financial risk management and impairment of financial assets
Trade and other payables	6,730	5,975
Lease liabilities	1,515	1,343
Convertible senior secured notes	92,450	112,799
Total financial obligations	100,695	120,117	700
More than 5 years
Financial risk management and impairment of financial assets
Lease liabilities	168	237
Total financial obligations	£ 168	237	397
Trade and other payables [Member]
Financial risk management and impairment of financial assets
Total financial obligations		46,202	2,401
Trade and other payables [Member] | Within 1 year
Financial risk management and impairment of financial assets
Total financial obligations		40,227	£ 2,401
Trade and other payables [Member] | Between 2 and 5 years
Financial risk management and impairment of financial assets
Total financial obligations		5,975
Convertible Senior Secured Notes
Financial risk management and impairment of financial assets
Total financial obligations		112,799
Convertible Senior Secured Notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Total financial obligations		£ 112,799